Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

The following tables summarize our unaudited quarterly financial data. The computation of net income (loss) per common unit is done separately by quarter and year. The total of net income (loss) per common unit of the individual quarters may not equal net income (loss) per common unit for the year, due primarily to the income allocation between the general partner and limited partners and variations in the weighted average units outstanding used in computing such amounts.

Our Retail Propane segment’s business (included within discontinued operations, see Note 17) is seasonal due to weather conditions in our service areas. Its results are affected by winter heating season requirements, which generally results in net income during the period from October through March of each year and either net losses or lower net income during the period from April through September of each year. Our Liquids segment is also subject to seasonal fluctuations, as demand for propane and butane is typically higher during the winter months. Our operating revenues from our other segments are less weather sensitive. Additionally, the acquisitions described in Note 4 impact the comparability of the quarterly information within the year, and year to year.

	Quarter Ended				Year Ended
	June 30, 2017	September 30, 2017	December 31, 2017	March 31, 2018	March 31, 2018
	(in thousands, except unit and per unit amounts)
Total revenues	$3,730,705	$3,876,676	$4,353,783	$4,946,132	$16,907,296
Total cost of sales	$3,628,683	$3,757,450	$4,235,867	$4,790,641	$16,412,641
Net (loss) income	$(63,707)	$(173,579)	$56,769	$110,912	$(69,605)
Net (loss) income attributable to NGL Energy Partners LP	$(63,362)	$(173,371)	$56,256	$109,602	$(70,875)
Basic (loss) income per common unit	$(0.61)	$(1.56)	$0.33	$0.76	$(1.08)
Diluted (loss) income per common unit	$(0.61)	$(1.56)	$0.32	$0.71	$(1.08)
Basic weighted average common units outstanding	120,535,909	121,314,636	120,844,008	121,271,959	120,991,340
Diluted weighted average common units outstanding	120,535,909	121,314,636	124,161,966	146,868,349	120,991,340

	Quarter Ended				Year Ended
	June 30, 2016	September 30, 2016	December 31, 2016	March 31, 2017	March 31, 2017
	(in thousands, except unit and per unit amounts)
Total revenues	$2,673,731	$3,005,460	$3,311,532	$3,716,480	$12,707,203
Total cost of sales	$2,553,768	$2,919,052	$3,201,059	$3,554,525	$12,228,404
Net income (loss)	$182,753	$(66,658)	$1,293	$26,486	$143,874
Net income (loss) attributable to NGL Energy Partners LP	$176,920	$(66,599)	$976	$25,745	$137,042
Basic income (loss) per common unit	$1.66	$(0.71)	$(0.07)	$0.14	$0.99
Diluted income (loss) per common unit	$1.38	$(0.71)	$(0.07)	$0.14	$0.95
Basic weighted average common units outstanding	104,169,573	106,186,389	107,966,901	114,131,764	108,091,486
Diluted weighted average common units outstanding	128,453,733	106,186,389	107,966,901	120,198,802	111,850,621

The following summarizes significant items recognized during the years ended March 31, 2018 and 2017:

Year Ended March 31, 2018

•	On March 30, 2018, we sold a portion of our Retail Propane segment to DCC and recorded a gain (see Note 17);

•	On March 30, 2018, we closed the joint venture related to Sawtooth and sold a portion of our interest in Sawtooth (see Note 15);

•	On December 22, 2017, we sold our previously held interest in Glass Mountain (see Note 2);

•	During the second quarter of fiscal year 2018, we recorded a goodwill impairment charge related to Sawtooth (see Note 6);

•	During fiscal year 2018, we repurchased a portion of our 2019 Notes, 2023 Notes and 2025 Notes and recorded a net gain on the early extinguishment of these notes (see Note 8); and

•
During the first and third quarters of fiscal year 2018, we repurchased a portion of and then all of the remaining outstanding Senior Secured Notes and recorded a loss on the early extinguishment of these notes (see Note 8).

Year Ended March 31, 2017

•	On April 1, 2016, we sold all of the TLP common units we owned and recorded a gain (see Note 2);

•	On June 3, 2016, we recorded a gain on the release of contingent consideration liabilities and a loss for the termination of the development agreement (see Note 15);

•	On June 3, 2016, we acquired the remaining ownership interest in Grassland and revalued our previously held ownership interest to fair value and recorded a loss (see Note 13);

•
During the first quarter of fiscal year 2017, we recorded an adjustment of the previously recorded goodwill impairment charge estimate recognized during the three months ended March 31, 2016 (see Note 6);

•	During the third quarter of fiscal year 2017, we agreed to terminate a storage sublease agreement that was scheduled to commence in January 2017 and recorded a gain (see Note 15);

•	On October 24, 2016 and February 22, 2017, we issued the 2023 Notes and 2025 Notes, respectively (see Note 8); and

•	During fiscal year 2017, we repurchased a portion of our 2019 Notes and 2021 Notes and recorded a net gain on the early extinguishment of these notes (see Note 8).